Total
Enterprise Mergers and Acquisitions Fund
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to provide capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense table below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 19 of the prospectus, in the section entitled, “Purchase and Pricing of Shares” in the Fund’s Statement of Additional Information (“SAI”), and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Gabelli Enterprise Mergers and Acquisitions Fund	Class AAA	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as percentage of amount invested)	none	none	none	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	(2.00%)	(2.00%)	(2.00%)	(2.00%)
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Gabelli Enterprise Mergers and Acquisitions Fund		Class AAA	Class A	Class C	Class Y
Management Fees		0.94%	0.94%	0.94%	0.94%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.25%	1.00%	none
Other Expenses		0.54%	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses	[1]	1.73%	1.73%	2.48%	1.48%
Fee Waiver and/or Expense Reimbursement	[1]	none	none	none	(0.48%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.73%	1.73%	2.48%	1.00%
[1]	Amount has been restated. The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of Class Y to the extent necessary to maintain Class Y’s Total Annual Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.00%. Under this same arrangement, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Class Y’s Total Annual Fund Operating Expenses would not exceed an annual rate of 1.00%, after giving effect to the repayments. This arrangement is in effect through September 30, 2021, and may be terminated only by the Board of the Fund before such time. The Fund will carry forward any fees and expenses in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Gabelli Enterprise Mergers and Acquisitions Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class AAA	176	545	939	2,041
Class A	741	1,089	1,460	2,499
Class C	351	773	1,321	2,816
Class Y	102	421	762	1,727

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption - Gabelli Enterprise Mergers and Acquisitions Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class AAA	176	545	939	2,041
Class A	741	1,089	1,460	2,499
Class C	251	773	1,321	2,816
Class Y	102	421	762	1,727

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund intends to invest primarily in equity securities of companies believed to be likely acquisition targets within twelve to eighteen months. The Fund also may engage in arbitrage transactions by investing in the equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, and other corporate reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If Gabelli Funds, LLC (the “Adviser”) determines that the acquisition is likely to be consummated on schedule at the stated acquisition price,

Principal Risks

You may want to invest in the Fund if:

•you are a long term investor

•you seek both growth of capital and some income

•you believe that the market will favor value over growth stocks over the long term

•you wish to include a value strategy

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Fund involves the following risks:

•Coronavirus (“COVID-19”) and Global Health Events. COVID-19 and concerns about its rapid spread and infections have severely impacted business activity in virtually all economies, markets, and sectors and negatively impacted the value of many financial and other assets. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. These events could have a significant impact on the Fund’s performance, as well as the performance and viability of issuers in which it invests.

•Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

•Convertible Securities Risk. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.

•Derivatives Risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility. Derivatives may experience large, sudden, or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) — consequently, derivatives may experience very large swings in value. The Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivatives may not perform as expected, so the Fund may not realize the

Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Prior to March 11, 2008, the Fund had a different investment adviser, although the same portfolio manager has been responsible for the day to day management of the Fund since inception. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND (Total Returns for Class A Shares for the Years Ended December 31)*

*Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.

During the calendar years shown in the bar chart, the highest return for a quarter was 10.51% (quarter ended June 30, 2020) and the lowest return for a quarter was (17.14)% (quarter ended March 31, 2020).

Average Annual Total Returns(for the years ended December 31, 2020, with maximum sales charge, if applicable)
Average Annual Total Returns - Gabelli Enterprise Mergers and Acquisitions Fund	1 Year	5 Years	10 Years
Class A	(1.31%)	3.10%	3.88%
Class A | After Taxes on Distributions	(1.33%)	2.66%	3.65%
Class A | After Taxes on Distributions and Sales	(0.79%)	2.33%	3.03%
Class AAA	4.91%	4.53%	4.71%
Class C	3.13%	3.76%	3.92%
Class Y	5.29%	4.82%	4.97%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of the Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).